Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Summary of significant components of the Company's income tax benefit (expense)

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Current:
Federal	$(13)	$52,056	$37
State	76	(9)	(515)

Current income taxes from continuing operations	63	52,047	(478)

Deferred:
Federal	113,916	139	3,979
State	11,730	47	2,639

Deferred income taxes from continuing operations	125,646	186	6,618

Income tax benefit from continuing operations	125,709	52,233	6,140
Income tax expense from discontinued operations	—	(77)	(935)
Income tax expense from sales of discontinued operations	—	(1,677)	(324)

Consolidated income tax benefit, net	$125,709	$50,479	$4,881

Schedule of benefit from income taxes differing from the amount that would be computed by applying the statutory federal income tax rate to income (loss) before income taxes

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Expected taxes computed at the federal statutory rate	$(7,329)	$1,447	$19,339
State income tax benefit (expense), net of federal effect	(708)	94	1,402
Unrecognized tax benefit	—	50,498	(891)
Valuation allowances	133,054	15,755	(15,569)
Federal tax refund	—	—	(2,222)
Deferred tax adjustments	21	(12,629)	3,226
Changes in deferred tax rate	131	(668)	2,212
Permanent differences	453	(354)	(1,686)
Other	87	(1,910)	329

Income tax benefit from continuing operations	$125,709	$52,233	$6,140

Schedule of tax effects of significant temporary differences that give rise to the deferred tax assets and liabilities

	December 31,
	2013	2012
	(in thousands)
Deferred tax assets:
Net operating losses	$116,348	$114,443
Real estate inventories	66,823	77,827
Acquisition intangibles	10,534	10,513
Investments in unconsolidated joint ventures	3,379	3,384
Property and equipment, net	2,937	2,941
Stock-based compensation expense	2,016	—
Warranties and other accrued expenses	1,634	1,363
Other prepaid expenses and accrued expenses	125	1,295
Other	21	7

Deferred tax assets, before valuation allowances	203,817	211,773
Valuation allowances	(70,981)	(204,035)

Deferred tax assets, after valuation allowances	132,836	7,738

Deferred tax liabilities:
Deferred revenue and income	(2,934)	(3,193)
Acquisition intangibles	(2,667)	(2,605)
Investments in unconsolidated joint ventures	(1,053)	(1,071)
Community development district obligation discounts	(536)	(869)

Deferred tax liabilities	(7,190)	(7,738)

Net deferred tax assets	$125,646	$—

Schedule of rollforward of the Company's unrecognized income tax benefits

  A rollforward of the Company's unrecognized income tax benefits for the year ended December 31, 2012 is presented in the table below (in thousands).

Balance at January 1, 2012	$45,451
Changes for tax positions of prior years	(45,451)

Balance at December 31, 2012	$—